                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-852

                             FPA PARAMOUNT FUND, INC.
               (Exact name of registrant as specified in charter)

      11400 WEST OLYMPIC BLVD., SUITE 1200, LOS ANGELES, CALIFORNIA 90064
                    (Address of principal executive offices)

                             J. RICHARD ATWOOD,
      11400 WEST OLYMPIC BLVD., SUITE 1200, LOS ANGELES, CALIFORNIA 90064
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-473-0225

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period:  MARCH 31, 2005

Item 1.           Report to Stockholders.

FPA PARAMOUNT FUND, INC.

SEMI-ANNUAL REPORT

[FP DISTRIBUTOR: LOGO]

FPA FUND DISTRIBUTORS, INC.

11400 WEST OLYMPIC BOULEVARD, SUITE 1200
LOS ANGELES, CALIFORNIA 90064

MARCH 31, 2005

43795

                             LETTER TO SHAREHOLDERS

     It has now been five years since Steve Geist and I assumed the management of FPA Paramount Fund. This period began with three years of substantial market decline, followed by two years of strong advance. Unfortunately for many investors, however, the up years were not sufficient to offset the down years.

     In contrast, the Paramount shareholder was able to conserve and increase his capital during this difficult time. Over the whole five year period, $1.00 worth of Paramount shares has grown to $1.81, more than twice the value of $1.00 invested in the S&P 500 (85 cents) and four times a similar investment in the Nasdaq (44 cents).

                                                             PERIODS ENDED MARCH 31, 2005
                                         --------------------------------------------------------------------
                                                                                                      FIVE
                                                           ONE          THREE          FIVE           YEARS
                                          QUARTER          YEAR         YEARS*        YEARS*       CUMULATIVE
                                         ----------     ----------    ----------    ----------     ----------
Paramount                                       1.1%          12.0%         10.7%         12.6%          81.3%
Russell 2500                                   (3.1)%          8.2%          9.7%          5.6%          31.4%
S&P 500                                        (2.2)%          6.7%          2.8%         (3.2)%        (14.8)%
Nasdaq                                         (8.1)%          0.3%          2.7%        (15.3)%        (56.3)%

 *  Annualized Returns

     COGNEX has been in the Paramount portfolio for several years, having been first purchased in 2001. Cognex makes machine vision systems, a business in which it is by far the worldwide market leader.

     A machine vision system consists of a digital camera, a small computer and custom software. Its purpose is to capture and interpret information about production processes and alert management to any problems. Examples include determining the exact location or orientation of an object, identifying it by shape or serial number, inspecting it for defects, and determining its dimensions.

     Cognex earns the very high margins characteristic of successful software companies, with operating margins of 23% in 2004. Despite a good deal of cyclicality in its historic customer base, Cognex has grown its earnings by 9% annually over the past ten years.

     The key element of Cognex's success is its proprietary software, which permits extremely rapid and accurate decisions about the items being inspected. Conceptually, the software compares an idealized picture with the actual one and, in a fraction of a second, decides whether or not there is a problem. This might involve an assembly line operating at 30-40 miles per hour, with hundreds of items moving past every minute.

     In recent years Cognex's business has been undergoing some very significant changes. These include its customer base, products, and how it goes to market, as well as some evolution in senior management responsibilities. We believe these changes are wise, and are optimistic that they are being successfully executed. Nevertheless, it is a time of more than usual uncertainty for Cognex, and shareholders are watching its progress closely.

     The change that is most important, as well as most obviously beneficial, is the effort to broaden its customer base. Cognex's business has historically been dominated by two groups of customers. First are makers of semi-conductor capital equipment, who use machine vision to check on the precise position and alignment of silicon wafers being converted into semiconductor chips, among many applications. The second are producers of circuit-board assembly machines, which very rapidly and precisely place components and integrated circuits on circuit boards, the heart of all modern electronics.

     While these are excellent customers, where Cognex enjoys a very strong market position, they are producers of capital goods for industries which are themselves quite cyclical, so that Cognex's sales to both groups of customers vary widely from good times to bad.

     For the past few years Cognex has been pursuing customers outside of this historic core. Some of these are manufacturers of high-value goods like medical devices or pharmaceuticals, where machine vision is called upon to answer questions like, is the cap on properly? is the bottle filled-up? is it properly labeled? Others include manufacturers of low-value consumer products, made in vast quantities and impossible to check for quality manually. Machine vision permits inspection of every item produced, and is thus far better than random checks or statistical sampling. In addition, it can alert management much faster if things start to go awry.

     In most cases these uses of machine vision are totally new. Cognex is helping the manufacturer to improve the quality of its product as well as reducing costs. Applications such as these are growing at 20-30% annually and, as a result, sales to Cognex's traditional electronics OEM's are becoming a less significant share of total revenues. In the peak year of 2004, sales to these traditional customers were 40% of Cognex's total, while in past peaks they were over two thirds.

     A second major change in Cognex's business is in its product portfolio, which has been significantly broadened in recent years. The traditional machine vision product, sold mostly to the semiconductor and electronics OEM's described earlier, is a product of great flexibility and sophistication, requiring extensive programming by highly skilled engineers, and incorporated into the capital goods sold by the manufacturers.

     In contrast, Cognex's newer products are much cheaper and less flexible, being designed for a single, specific purpose. They do not need to be elaborately programmed, and can be easily installed by an electrician or engineer. Because they are inexpensive enough to be purchased by local factory management, a company often orders a few to try out, and returns to buy many more, finding numerous applications for machine vision in the production process.

     Some examples of these newer products are In-Sight, first introduced in 2000, and now selling about $60 million annually, or 30% of Cognex's total revenue. Another is CPS 1000 People Sensor, introduced in 2003, which counts people passing through automated doors. A third is Checker 101, recently introduced at about $1500 each, which checks on the presence or absence of products or product features during the manufacturing process. For example, does the six-pack have five or six cans? is the container full or empty?

     A third significant change in the business is on the marketing side. Until very recently, Cognex sold its products only through its own direct sales force. These are highly trained people, comfortable in dealing with sophisticated purchasers in a lengthy sales process. Though ideally suited for Cognex's traditional customer, such a sales force is not well suited to Cognex's new products, which are much lower in price, easier to use, and have potential customers in hundreds of thousands of factories worldwide. To sell these products, Cognex has added distributors for the first time. These are organizations which already sell diverse lines of manufacturing-related products, and can readily add Cognex's new, less expensive machine vision products to their existing lines.

     Finally, Cognex has made a potentially important management change. Cognex's founder and long-time CEO, Dr. Bob Shillman, has stepped back a bit from active management, and named Jim Hoffmaster as Chief Operating Officer. Jim joined Cognex in 2001. Dr. Bob says that this change will permit him to spend more time on product development and strategic issues, areas in which he is clearly most comfortable.

     Having owned Cognex for several years, we continue to be impressed by its strong market position, its profitability, and its financial strength. We are confident that the business changes we have discussed will make Cognex an even more successful and less cyclical business, and expect to continue to own it for many more years.

Respectfully submitted,

/s/ Eric S. Ende

Eric S. Ende
President & Portfolio Manager
April 20, 2005

                             HISTORICAL PERFORMANCE

                                                   AVERAGE ANNUAL TOTAL RETURN
                                                  PERIODS ENDED MARCH 31, 2005
                                      ----------------------------------------------------
                                        1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                      ----------    ----------    ----------    ----------
FPA Paramount Fund, Inc.
 (NAV)                                     12.01%        10.73%        12.64%         5.17%
FPA Paramount Fund, Inc.
 (Net of Sales Charge)                      6.13%         8.76%        11.43%         4.61%
Lipper Mid-Cap Core Average                 9.50%         7.36%         4.16%        12.77%
Russell 2500 Index                          8.21%         9.73%         5.61%        12.59%

The table presented above shows the average annual total return, which includes reinvestment of all distributions, for several different periods ended March 31, 2005 for the Fund and comparative indices of securities prices. The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is a measure of small to medium capitalization stock performance. The Lipper Mid-Cap Core Average provides an additional comparison of how your Fund performed in relation to other mutual funds with similar objectives. The data quoted represents past performance, and an investment in the Fund may fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Since investors purchase shares of the Fund with varying sales charges depending primarily on volume purchased, the returns for the Fund are presented at net asset value
(NAV) and also net of the current maximum sales charge of 5.25% of the offering price.

                               PORTFOLIO SUMMARY
                                 March 31, 2005

                    COMMON STOCKS                                      76.6%
                    Business Services & Supplies              11.5%
                    Producer Durables                         11.5%
                    Health Care                               10.4%
                    Technology                                 9.9%
                    Energy                                     9.7%
                    Financial                                  7.8%
                    Retailing                                  7.4%
                    Materials                                  2.7%
                    Consumer Durables                          2.1%
                    Transportation                             1.9%
                    Entertainment                              1.7%
                    SHORT-TERM CORPORATE NOTES                         25.0%
                    OTHER ASSETS AND LIABILITIES, NET                  -1.6%
                                                                      -----
                    TOTAL NET ASSETS                                  100.0%
                                                                      =====

                             MAJOR PORTFOLIO CHANGES
                         Six Months Ended March 31, 2005

                                                                  SHARES
                                                               ------------
NET PURCHASES

COMMON STOCKS

Briggs & Stratton Corporation (1)                                   162,500
CDW Corporation (1)                                                 102,500
Charles River Laboratories International, Inc.                      136,400
Cognex Corporation                                                   77,500
Diebold, Inc. (1)                                                    35,000
Engelhard Corporation                                                60,000
First American Corporation (1)                                       80,000
Arthur J. Gallagher & Co.                                           105,200
Health Management Associates                                         47,500
Heartland Express, Inc.                                             189,100
Plantronics, Inc.                                                   127,300
SanDisk Corporation                                                 110,000

NET SALES

COMMON STOCKS

Advanced Fibre Communications, Inc. (2)                             225,000
Black Box Corporation (2)                                            60,000
Inveresk Research Group, Inc. (2)                                    40,500
KEMET Corporation (2)                                                52,500
Ocular Sciences, Inc. (2)                                            65,000
Office Depot, Inc. (2)                                              240,000
Tellabs, Inc. (2)                                                    75,600
TriQuint Semiconductor, Inc. (2)                                    248,746

(1)  Indicates new commitment to portfolio
(2)  Indicates elimination from portfolio

                            PORTFOLIO OF INVESTMENTS
                                 March 31, 2005

                                                                             SHARES            VALUE
                                                                         --------------   --------------
COMMON STOCKS

BUSINESS SERVICES & SUPPLIES -- 11.5%
CDW Corporation                                                                 102,500   $    5,809,700
Charles River Laboratories International, Inc.*                                 187,500        8,820,000
Invitrogen Corporation*                                                          82,500        5,709,000
Landauer, Inc.                                                                    4,500          213,930
Manpower Inc.                                                                    85,000        3,699,200
ScanSource Inc.*                                                                152,300        7,893,709
                                                                                          --------------
                                                                                          $   32,145,539
                                                                                          --------------
PRODUCER DURABLES -- 11.5%
Crane Co.                                                                       192,500   $    5,542,075
Diebold, Inc.                                                                    35,000        1,919,750
Graco Inc.                                                                      121,500        4,903,740
HNI Corporation                                                                  96,900        4,355,655
IDEX Corporation                                                                110,750        4,468,763
Oshkosh Truck Corporation                                                        87,500        7,174,125
Zebra Technologies Corporation (Class A)*                                        78,000        3,704,220
                                                                                          --------------
                                                                                          $   32,068,328
                                                                                          --------------
HEALTH CARE -- 10.4%
Bio-Rad Laboratories, inc.*                                                      95,400   $    4,646,934
Health Management Associates, Inc.                                              252,500        6,610,450
Lincare Holdings, Inc.*                                                         215,000        9,509,450
Renal Care Group, Inc.                                                          215,000        8,157,100
                                                                                          --------------
                                                                                          $   28,923,934
                                                                                          --------------
TECHNOLOGY -- 9.9%
Cognex Corporation                                                              322,500   $    8,023,800
Plantronics, Inc.                                                               245,000        9,329,600
SanDisk Corporation*                                                            370,000       10,286,000
                                                                                          --------------
                                                                                          $   27,639,400
                                                                                          --------------
ENERGY -- 9.7%
Cal Dive International Inc.*                                                    232,500   $   10,532,250
Noble Corporation                                                               195,000       10,960,950
Tidewater Inc.                                                                  142,500        5,537,550
                                                                                          --------------
                                                                                          $   27,030,750
                                                                                          --------------
FINANCIAL -- 7.8%
Brown & Brown, INC.                                                              95,000   $    4,378,550
First American Corporation                                                       80,000        2,635,200
Gallagher & Co., Arthur J                                                       225,000        6,480,000
North Fork Bancorporation                                                       295,000        8,183,300
                                                                                          --------------
                                                                                          $   21,677,050
                                                                                          --------------

                                                                           SHARES OR
                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                         --------------   --------------
COMMON STOCKS -- CONTINUED

RETAILING -- 7.4%
CEC Entertainment, Inc.*                                                         85,000   $    3,111,000
CarMax, Inc.*                                                                   277,496        8,741,124
O'Reilly Automotive, Inc.*                                                      180,000        8,915,400
                                                                                          --------------
                                                                                          $   20,767,524
                                                                                          --------------
MATERIALS -- 2.7%
Engelhard Corporation                                                           252,500   $    7,582,575
                                                                                          --------------
CONSUMER DURABLES -- 2.1%
Briggs & Stratton Corporation                                                   162,500   $    5,916,625
                                                                                          --------------
TRANSPORATION -- 1.9%
Heartland Express, Inc.                                                         251,600   $    4,818,140
Knight Transporation, Inc.                                                       15,750          388,552
                                                                                          --------------
                                                                                          $    5,206,692
                                                                                          --------------
ENTERTAINMENT -- 1.7%
Carnival Corporation                                                             90,000   $    4,662,900
                                                                                          --------------

TOTAL COMMON STOCKS -- 76.6% (Cost $156,849,068)                                          $  213,621,317
                                                                                          --------------

SHORT-TERM INVESTMENTS -- 25.0%
Short-term Corporate Notes:
  General Electric Company -- 2.58% 04/01/05                               $  7,659,000   $    7,659,000
  General Electric Company -- 2.70% 04/01/05                                  6,000,000        6,000,000
  Shell Finance (U.K.) Ltd. -- 2.65% 04/08/05                                 9,323,000        9,318,196
  Dupont (E.I.) De Nemours &Co. -- 2.62% 04/11/05                            10,605,000       10,597,282
  General Electric Capital Services, Inc. -- 2.72% 04/15/05                  10,522,000       10,510,870
  Federal Home Loan Mortgage Corporation
   Discount Note -- 2.70% 04/20/05                                            9,759,000        9,745,094
  Illinois Tool Works, Inc. -- 2.75% 04/26/05                                 9,000,000        8,982,812
  Toyota Motor Credit Corporation -- 2.74% 04/29/05                           6,798,000        6,783,513
                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $69,596,767)                                           $   69,596,767
                                                                                          --------------

TOTAL INVESTMENTS -- 101.6% (Cost $226,445,835)                                           $  283,218,084
Other assets and liabilities, net -- (1.6)%                                                   (4,427,394)
                                                                                          --------------
TOTAL NET ASSETS -- 100.0%                                                                $  278,790,690
                                                                                          ==============

*  Non-income producing security

See notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                              March 31, 2005

ASSETS
  Investments at value:
   Investment securities -- at market value
     (identified cost $156,849,068)                                      $  213,621,317
   Short-term investments -- at amortized cost
     (maturities 60 days or less)                                            69,596,767    $  283,218,084
                                                                         --------------
  Cash                                                                                                747
  Receivable for:
   Capital stock sold                                                    $      643,872
   Dividends and accrued interest                                                94,802           738,674
                                                                         --------------    --------------
                                                                                           $  283,957,505

LIABILITIES
  Payable for:
   Investment securities purchased                                       $    4,856,888
   Advisory fees and financial services                                         177,537
   Capital stock repurchased                                                     95,390
   Accrued expenses                                                              37,000         5,166,815
                                                                         --------------    --------------

NET ASSETS                                                                                 $  278,790,690
                                                                                           ==============
SUMMARY OF SHAREHOLDERS' EQUITY
  Capital Stock -- par value $0.25 per share: authorized
   100,000,000 shares; outstanding 19,794,034 shares                                       $    4,948,509
  Additional Paid-in Capital                                                                  379,373,936
  Accumulated net realized loss on investments                                               (162,544,179)
  Undistributed net investment income                                                             240,175
  Unrealized appreciation of investments                                                       56,772,249
                                                                                           --------------

NET ASSETS                                                                                 $  278,790,690
                                                                                           ==============
NET ASSET VALUE, REDEMPTION PRICE AND
  MAXIMUM OFFERING PRICE PER SHARE
Net asset value and redemption price per share
  (net assets divided by shares outstanding)                                               $        14.08
                                                                                           ==============

Maximum offering price per share
  (100/94.75 of per share net asset value)                                                 $        14.86
                                                                                           ==============

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     For the Six Months Ended March 31, 2005

INVESTMENT INCOME
   Interest                                                                                $      754,848
   Dividends                                                                                      652,720
                                                                                           --------------
                                                                                           $    1,407,568

EXPENSES -- Note 3:
   Advisory Fees                                                         $      836,866
   Financial services                                                           124,902
   Transfer agent fees and expenses                                              82,663
   Reports to shareholders                                                       34,228
   Audit fees                                                                    23,000
   Custodian fees and expenses                                                   19,322
   Director's fees and expenses                                                  18,454
   Registration fees                                                             15,447
   Legal fees                                                                     7,879
   Insurance                                                                      3,832
   Other expenses                                                                   800         1,167,393
                                                                         --------------    --------------
           Net investment income                                                           $      240,175
                                                                                           --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments:
   Proceeds from sale of investment securities                           $   16,205,968
   Cost of investment securities sold                                        16,190,887
                                                                         --------------
     Net realized gain on investments                                                      $       15,081
Unrealized appreciation of investments:
   Unrealized appreciation at beginning of period                        $   37,715,833
   Unrealized appreciation at end of period                                  56,772,249
                                                                         --------------
   Increase in unrealized appreciation of investments                                          19,056,416
                                                                                           --------------

           Net realized and unrealized gain on investments                                 $   19,071,497
                                                                                           --------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                          $   19,311,672
                                                                                           ==============

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED                        YEAR ENDED
                                                                     MARCH 31, 2005                      SEPTEMBER 30, 2004
                                                          ----------------------------------    ----------------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income (loss)                            $       240,175                       $      (226,400)
  Net realized gain on investments                                 15,081                             6,987,390
  Net unrealized appreciation of investments                   19,056,416                            18,513,513
                                                          ---------------                       ---------------
Increase in net assets resulting from operations                             $    19,311,672                       $    25,274,503

Capital Stock transactions:
  Proceeds from Capital Stock sold                        $    61,955,624                       $    90,278,196
  Cost of Capital Stock repurchased*                          (10,383,410)        51,572,214        (17,284,393)        72,993,803
                                                          ---------------    ---------------    ---------------    ---------------
Total increase in net assets                                                 $    70,883,886                       $    98,268,306

NET ASSETS
Beginning of period                                                              207,906,804                           109,638,498
                                                                             ---------------                       ---------------

End of period                                                                $   278,790,690                       $   207,906,804
                                                                             ===============                       ===============
CHANGE IN CAPITAL STOCK
  OUTSTANDING
Shares of Capital Stock sold                                                       4,571,646                             7,240,277
Shares of Capital Stock repurchased                                                 (753,830)                           (1,422,239)
                                                                             ---------------                       ---------------
Increase in Capital Stock outstanding                                              3,817,816                             5,818,038
                                                                             ===============                       ===============

* Net of redemption fees of $3,072 and $97,375 collected in the periods ended March 31, 2005 and September 30, 2004, respectively.

See notes to financial statements.

                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                      SIX
                                                     MONTHS
                                                      ENDED                          YEAR ENDED SEPTEMBER 30,
                                                    MARCH 31,     -------------------------------------------------------------
                                                       2005          2004         2003         2002         2001        2000
                                                    ---------     ---------    ---------    ---------    ---------    ---------
Per share operating performance:
Net asset value at beginning of period              $   13.01     $   10.79    $    8.12    $    8.00    $    7.33    $    9.46
                                                    ---------     ---------    ---------    ---------    ---------    ---------

Income from investment operations:
  Net investment income (loss)                      $    0.01     $   (0.01)   $   (0.04)   $   (0.03)   $    0.08    $    0.13
  Net realized and unrealized gain (loss) on
   investment securities                                 1.06          2.23         2.71         0.16         0.72        (2.17)
                                                    ---------     ---------    ---------    ---------    ---------    ---------

Total from investment operations                    $    1.07     $    2.22    $    2.67    $    0.13    $    0.80    $   (2.04)
                                                    ---------     ---------    ---------    ---------    ---------    ---------

Less dividends from net investment income                  --            --           --    $   (0.01)   $   (0.13)   $   (0.09)
                                                    ---------     ---------    ---------    ---------    ---------    ---------

Net asset value at end of period                    $   14.08     $   13.01    $   10.79    $    8.12    $    8.00    $    7.33
                                                    =========     =========    =========    =========    =========    =========

Total investment return*                                 8.22%        20.57%       32.88%        1.63%       11.11%      (21.73)%

Ratios/supplemental data:
Net assets at end of period (in 000's)              $ 278,791     $ 207,907    $ 109,638    $  74,192    $  67,078    $  73,235
Ratio of expenses to average net assets:
  Before reimbursement from Investment
   Adviser                                               0.92%+        0.99%        1.15%        1.18%        1.28%        1.22%
  After reimbursement from Investment
   Adviser                                               0.92%+        0.99%        1.15%        1.17%        1.20%        1.17%
Ratio of net investment income (loss) to
  average net assets:
  Before reimbursement from Investment
   Adviser                                               0.19%+       (0.16)%      (0.47)%      (0.34)%       0.84%        1.18%
  After reimbursement from Investment
   Adviser                                               0.19%+       (0.16)%      (0.47)%      (0.34)%       0.92%        1.22%

Portfolio turnover rate                                    18%+          16%          17%          14%          16%          76%

* Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge. The return for the period ended March 31, 2005 is not annualized.
+  Annualized.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2005

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund's objective is a high total investment return, including capital appreciation and income, from a diversified portfolio of securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.   Security Valuation

          Securities listed or traded on a national securities exchange are valued at the last sale price on the last business day of the period, or if there was not a sale that day, at the last bid price. Securities traded in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price on the last business day of the period, or if there was not a sale that day, at the last bid price. Unlisted securities are valued at the most recent bid price. Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

B.   Federal Income Tax

          No provision for federal income tax is required because the Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, all of its taxable net investment income and taxable net realized gains on investments.

C.   Securities Transactions and Related Investment Income

          Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

D.   Use of Estimates

          The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

NOTE 2 -- PURCHASES OF INVESTMENT SECURITIES

     Cost of purchases of investment securities (excluding short-term investments with maturities of 60 days or less) aggregated $56,510,997 for the six months ended March 31, 2005. Realized gains or losses are based on the specific identification method. There were no material differences between the amounts reported in the financial statements at March 31, 2005 for federal income tax and financial reporting purposes. Gross unrealized appreciation and depreciation for all securities at March 31, 2005 for federal income tax purposes was $57,904,181 and $1,131,932, respectively. For federal income tax purposes, the Fund currently has accumulated net realized losses in the amount of $162,538,210 which can be carried forward to offset future gains. The ability to carry these losses forward expires as follows: $90,082,631 in 2007; $1,128,157 in 2008; and $71,327,422 in 2009.

NOTE 3 -- ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

     Pursuant to an Investment Advisory Agreement, advisory fees were paid by the Fund to First Pacific Advisors, Inc. (the "Adviser"). Under the terms of this Agreement, the Fund pays the Adviser a monthly fee calculated at the annual rate of 0.75% of the first $50 million of the Fund's average daily net assets and 0.65% of the average daily net assets in excess of $50 million. In addition, the Fund reimburses the Adviser monthly for the costs incurred by the Adviser in providing financial services to the Fund, providing, however, that this reimbursement shall not exceed 0.1% of the average daily net assets for any fiscal year. The Agreement obligates the Adviser to reduce its fee to the extent necessary to reimburse the Fund for any annual expenses (exclusive of interest, taxes, the cost of any supplemental statistical and research information, and extraordinary expenses such as litigation) in excess of 1 1/2% of the first
$30 million and 1% of the remaining average net assets of the Fund for the year.

     For the six months ended March 31, 2005, the Fund paid aggregate fees, excluding expenses, of $17,000 to all Directors who are not affiliated persons of the Adviser. Certain officers of the Fund are also officers of the Adviser and FPA Fund Distributors, Inc.

NOTE 4 -- REDEMPTION FEES

     A redemption fee of 2% applies to redemptions within 90 days of purchase for certain purchases made by persons eligible to purchase shares without an initial sales charge. For the six months ended March 31, 2005, the Fund collected $3,072 in redemption fees, which amounted to less than $0.01 per share.

NOTE 5 -- DISTRIBUTOR

     For the six months ended March 31, 2005, FPA Fund Distributors, Inc. ("Distributors"), a wholly owned subsidiary of the Adviser, received $9,988 in net Fund share sales commissions after reallowance to other dealers. The Distributor pays its own overhead and general administrative expenses, the cost of supplemental sales literature, promotion and advertising.

                          SHAREHOLDER EXPENSE EXAMPLE
                                 March 31, 2005

FUND EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; shareholder service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year.

ACTUAL EXPENSES

     The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              HYPOTHETICAL
                                              PERFORMANCE
                                              (5% RETURN
                                 ACTUAL         BEFORE
                              PERFORMANCE      EXPENSES)
                             -------------   -------------
Beginning Account Value
   September 30, 2004        $    1,000.00   $    1,000.00
Ending Account Value
   March 31, 2005            $    1,082.20   $    1,020.36
Expenses Paid During
   Period*                   $        4.78   $        4.64

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period and prorated for the six-months ended March 31, 2005 (182/365 days).

                        DIRECTOR AND OFFICER INFORMATION

                                    POSITIONS(S)                                            PORTFOLIOS IN
                                     WITH FUND/             PRINCIPAL OCCUPATION(S)         FUND COMPLEX
     NAME, AGE & ADDRESS           YEARS SERVED             DURING THE PAST 5 YEARS            OVERSEEN       OTHER DIRECTORSHIPS
------------------------------  --------------------  ------------------------------------  -------------  -------------------------
Williard H. Altman, Jr. - (69)+ Director*             Retired, Formerly, until 1995,              6
11400 W. Olympic Blvd., #1200   Years Served: 3       Partner of Ernst & Young LLP, a
Los Angeles, CA 90064                                 public accounting firm.

Leonard Mautner - (87)+         Director*             President, Leonard Mautner                  2
11400 W. Olympic Blvd., #1200   Years Served: 24      Associates; and General Partner,
Los Angeles, CA 90064                                 Goodman & Mautner Ltd.

John H. Rubel - (85)+           Director*             President, John H. Rubel and                1
11400 W. Olympic Blvd., #1200   Years Served: 27      Associates, Inc.
Los Angeles, CA 90064

John P. Shelton (84)+           Director*             Professor Emeritus at UCLA Graduate         1        Genisco Systems, Inc.
11400 W. Olympic Blvd., #1200   Years Served: 28      School of Management.
Los Angeles, CA 90064

Eric S. Ende - (60)             Director*             Senior Vice President of the                3
11400 W. Olympic Blvd., #1200   President &           Adviser.
Los Angeles, CA 90064           Portfolio Manager
                                Years Served:  5

Steven R. Geist (51)            Executive Vice        Vice President of the Adviser.
11400 W. Olympic Blvd., #1200   President &
Los Angeles, CA 90064           Portfolio Manager
                                Year Served:   5

J. Richard Atwood - (44)        Treasurer             Principal and Chief Operating                        First Pacific Advisors
11400 W. Olympic Blvd., #1200   Years Served:  8      Officer of the Adviser. President                    Inc. and FPA Fund
Los Angeles, CA 90064                                 and Chief Executive Officer of FPA                   Distributors, Inc.
                                                      Fund Distributors, Inc.

Christopher H. Thomas - (48)    Chief Compliance      Vice President and Controller of the                 FPA Fund Distributors,
11400 W. Olympic Blvd., #1200   Officer               Adviser and of FPA Fund                              Inc.
Los Angeles, CA 90064           Years Served: 10      Distributors, Inc.

Sherry Sasaki - (50)            Secretary             Assistant Vice President and
11400 W. Olympic Blvd., #1200   Years Served: 22      Secretary of the Adviser and of FPA
Los Angeles, CA 90064                                 Fund Distributors, Inc.

* Directors serve until their resignation, removal or retirement. + Audit Committee member

                            FPA PARAMOUNT FUND, INC.

INVESTMENT ADVISER

First Pacific Advisors, Inc.
11400 West Olympic Boulevard, Suite 1200
Los Angeles, CA 90064

DISTRIBUTOR

FPA Fund Distributors, Inc.
11400 West Olympic Boulevard, Suite 1200
Los Angeles, California 90064

COUNSEL

O'Melveny & Myers LLP
Los Angeles, California

TICKER SYMBOL: FPRAX
CUSIP: 302546106

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Los Angeles, California

CUSTODIAN & TRANSFER AGENT

State Street Bank and Trust Company
Boston, Massachusetts

SHAREHOLDER SERVICE AGENT

Boston Financial Data Services, Inc.
P.O. Box 8115
Boston, Massachusetts 02266-8500
(800) 638-3060
(617) 483-5000


This report has been prepared for the information of shareholders of FPA Paramount, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

The Fund's complete proxy voting record for the 12 months ended June 30, 2004 is available without charge, upon request by calling (800) 982-4372 and on the SEC's website at www.sec.gov.

The Fund's schedule of portfolio holdings, filed the second and fourth quarter of Form N-Q with the SEC, is available on the SEC's website at www.sec.gov. Form N-Q is available at the SEC's Public Reference Room in Washington, D.C., and information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-982-4372.

Item 2.   Code of Ethics. Not Applicable.

Item 3.   Audit Committee Financial Expert. Not Applicable.

Item 4.   Principal Accountant Fees and Services. Not Applicable.

Item 5.   Audit Committee of Listed Registrants. Not Applicable.

Item 6. Schedule of Investments. Not Applicable. The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Issuers. Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders. There has been no material change to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of ethics as applies to the registrant's officers and directors, as required to be disclosed under Item 2 of Form N-CSR. Not Applicable.

(a)(2) Separate certification for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3)    Not Applicable

(b) Separate certification for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

                                   SIGNATURES

Pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.


By: /s/ ERIC S. ENDE
    ---------------------------------
     Eric S. Ende, President

Date:  May 20, 2005


Pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.


By: /s/ J. RICHARD ATWOOD
    ---------------------------------
     J. Richard Atwood, Treasurer

Date:  May 20, 2005